Cash flow information - Net debt (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings
Net debt at beginning of the year	£ 474,076	£ 203,595
Net debt cash flows	(19,655)	243,185
Net debt other movement	(34,843)	27,296
Net debt at end of the year	419,578	474,076
Non-current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	520,010	505,779
Net debt cash flows	(625)	(555)
Net debt other movement	(54,336)	14,786
Net debt at end of the year	465,049	520,010
Current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	5,605	5,453
Net debt cash flows	42,321	(19,325)
Net debt other movement	17,261	19,477
Net debt at end of the year	65,187	5,605
Cash and cash equivalents
Disclosure of detailed information about borrowings
Net debt at beginning of the year	(51,539)	(307,637)
Net debt cash flows	(61,351)	263,065
Net debt other movement	2,232	(6,967)
Net debt at end of the year	£ (110,658)	£ (51,539)